UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2014 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--.6%
Thor Industries	28,800		1,758,528
Banks--3.3%
Comerica	96,650		5,006,470
KeyCorp	174,000		2,477,760
Regions Financial	133,450		1,482,630
			8,966,860
Capital Goods--8.3%
3M	17,300		2,346,918
Allegion	7,283		379,954
Fluor	41,050		3,190,816
General Electric	77,000		1,993,530
Ingersoll-Rand	21,800		1,247,832
Jacobs Engineering Group	21,450	a	1,362,075
Lockheed Martin	8,500		1,387,540
Masco	118,150		2,624,112
Parker Hannifin	41,100		4,920,081
Snap-on	28,250		3,205,810
			22,658,668
Commercial & Professional Services--.6%
Tyco International	40,650		1,723,560
Consumer Durables & Apparel--1.5%
Hasbro	44,700		2,486,214
Michael Kors Holdings	16,050	a	1,496,984
			3,983,198
Consumer Services--2.1%
Marriott International, Cl. A	104,600		5,859,692
Diversified Financials--4.7%
American Express	60,850		5,478,325
State Street	18,300		1,272,765
T. Rowe Price Group	31,150		2,565,202
Waddell & Reed Financial, Cl. A	47,500		3,496,950
			12,813,242

Energy--9.8%
Bristow Group	23,600		1,782,272
ConocoPhillips	69,450		4,885,807
Denbury Resources	187,950		3,082,380
Devon Energy	45,250		3,028,583
EQT	15,550		1,507,884
Hess	38,050		3,153,584
Marathon Petroleum	32,800		2,854,912
Phillips 66	20,550		1,583,583
Pioneer Natural Resources	7,340		1,373,608
Spectra Energy	95,400		3,524,076
			26,776,689
Food & Staples Retailing--2.0%
Kroger	46,700		2,038,455
Whole Foods Market	65,850		3,339,254
			5,377,709
Food, Beverage & Tobacco--3.8%
Coca-Cola Enterprises	79,850		3,813,636
Hershey	42,600		4,447,440
PepsiCo	24,650		2,058,275
			10,319,351
Health Care Equipment & Services--4.6%
AmerisourceBergen	47,150		3,092,568
Becton Dickinson & Co.	27,175		3,181,649
Edwards Lifesciences	36,150	a	2,681,246
Laboratory Corp. of America
Holdings	12,550	a	1,232,536
Patterson	60,000		2,505,600
			12,693,599
Household & Personal Products--.8%
Clorox	14,900	b	1,311,349
Procter & Gamble	12,225		985,335
			2,296,684
Insurance--1.8%
Marsh & McLennan	45,850		2,260,405
Principal Financial Group	30,300		1,393,497
Travelers	16,050		1,365,855
			5,019,757

Materials--6.4%
Alcoa	123,500		1,589,445
Avery Dennison	56,100		2,842,587
Ball	80,550		4,414,945
Ecolab	12,450		1,344,475
International Flavors & Fragrances	46,450		4,443,871
Sigma-Aldrich	29,750		2,778,055
			17,413,378
Media--3.8%
Discovery Communications, Cl. A	48,250	a	3,990,275
Scripps Networks Interactive, Cl. A	52,100		3,954,911
Time Warner Cable	17,750		2,434,945
			10,380,131
Pharmaceuticals, Biotech & Life Sciences--8.9%
Agilent Technologies	85,600		4,786,752
Allergan	11,450		1,420,945
AstraZeneca, ADR	28,250		1,832,860
Biogen Idec	9,550	a	2,921,059
Bristol-Myers Squibb	14,550		755,873
Eli Lilly & Co.	43,250		2,545,695
Gilead Sciences	18,000	a	1,275,480
Merck & Co.	53,850		3,057,064
Novartis, ADR	23,100		1,963,962
Waters	35,100	a	3,805,191
			24,364,881
Retailing--4.1%
Bed Bath & Beyond	11,950	a	822,160
Gap	128,100		5,131,686
Nordstrom	25,350		1,583,107
O'Reilly Automotive	7,800	a	1,157,442
PetSmart	17,450	b	1,202,131
The TJX Companies	23,350		1,416,178
			11,312,704
Semiconductors & Semiconductor Equipment--3.9%
Applied Materials	294,650		6,016,753
Intel	128,900		3,326,909
Lam Research	25,250	a	1,388,750

			10,732,412
Software & Services--11.9%
Accenture, Cl. A	18,650		1,486,778
CA	69,200		2,143,124
Google, Cl. A	1,240	a	1,381,992
International Business Machines	28,125		5,413,781
Intuit	48,150		3,742,700
Microsoft	187,750		7,695,873
Oracle	114,475		4,683,172
Symantec	167,000		3,334,990
Xerox	236,350		2,670,755
			32,553,165
Technology Hardware & Equipment--11.4%
Apple	14,550		7,809,567
Cisco Systems	194,725		4,363,787
EMC	150,325		4,120,408
Hewlett-Packard	101,100		3,271,596
Jabil Circuit	179,250		3,226,500
Motorola Solutions	54,850		3,526,306
QUALCOMM	18,700		1,474,682
Seagate Technology	30,300		1,701,648
TE Connectivity	26,400		1,589,544
			31,084,038
Telecommunication Services--1.9%
AT&T	75,000		2,630,250
Verizon Communications	56,450		2,685,327
			5,315,577
Transportation--2.6%
Norfolk Southern	17,650		1,715,050
Southwest Airlines	161,200		3,805,932
Union Pacific	8,200		1,538,812
			7,059,794
Utilities--.9%
Pinnacle West Capital	44,900		2,454,234
Total Common Stocks
(cost $200,271,380)			272,917,851

Other Investment--.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,059,555)	1,059,555 [c]	1,059,555
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,326,115)	1,326,115 [c]	1,326,115
Total Investments (cost $202,657,050)	100.6%	275,303,521
Liabilities, Less Cash and Receivables	(.6%)	(1,589,980)
Net Assets	100.0%	273,713,541

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $2,488,310 and the value of the collateral held by the fund was $2,534,818, consisting of cash collateral of $1,326,115 and U.S. Government and
Agency securities valued at $1,208,703.
c Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $72,646,471 of which $73,864,272 related to appreciated investment securities and $1,217,801 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.9
Technology Hardware & Equipment	11.4
Energy	9.8
Pharmaceuticals, Biotech & Life Sciences	8.9
Capital Goods	8.3
Materials	6.4
Diversified Financials	4.7
Health Care Equipment & Services	4.6
Retailing	4.1
Semiconductors & Semiconductor Equipment	3.9
Food, Beverage & Tobacco	3.8

Media	3.8
Banks	3.3
Transportation	2.6
Consumer Services	2.1
Food & Staples Retailing	2.0
Telecommunication Services	1.9
Insurance	1.8
Consumer Durables & Apparel	1.5
Money Market Investments	.9
Utilities	.9
Household & Personal Products	.8
Automobiles & Components	.6
Commercial & Professional Services	.6
100.6

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	267,624,045	-	-	267,624,045
Equity Securities - Foreign Common Stocks+	5,293,806	-	-	5,293,806
Mutual Funds	2,385,670	-	-	2,385,670

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)